PROPERTY, EQUIPMENT AND SOFTWARE, NET: (Tables)	12 Months Ended
Dec. 31, 2021
PROPERTY, EQUIPMENT AND SOFTWARE, NET:
Summary of property, equipment and software

The following table presents details of our property, equipment and software (U.S. dollars in thousands):

	December 31
	2021	2020
Gross property, equipment and software:
Capitalized software costs	$32,112	$29,418
Computers and purchased software	7,088	6,646
Office furniture and equipment	3,028	2,641
Leasehold improvements	4,356	3,977
Total gross property, equipment and software	46,584	42,682
Accumulated depreciation and amortization	(21,453)	(19,605)
Property, equipment and software, net	$25,131	$23,077